Stockholders' Equity (Deficit) and Capitalization (Detail Textuals 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2019
Equity [Line Items]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock
Equity [Line Items]
Number of shares converted	2,833.55
Number of shares issued in conversion	28,385,000
Series D Preferred Stock
Equity [Line Items]
Number of shares converted	200
Number of shares issued in conversion	2,000,000
Series F Preferred Stock
Equity [Line Items]
Number of shares converted	2,000
Number of shares issued in conversion	20,000,000